                                                                                                                                                                May 1, 2017

Dreyfus Premier Investment Funds, Inc.

- Dreyfus Large Cap Equity Fund

- Dreyfus Large Cap Growth Fund

(Class T shares)

Supplement to Statutory Prospectus dated May 1, 2017

The fund’s Class T shares are not currently offered.

4054S0517